Gain on Disposals (Details) $ in Millions	2 Months Ended	12 Months Ended
	Dec. 31, 2022 rig	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Property, Plant and Equipment [Line Items]
Proceeds from sale of fixed assets		$ 0.6	$ 131.5	$ 5.7
Book value on disposal		0.0	127.3	4.5
(Loss)/gain on disposal		0.6	4.2	1.2
Repayments of debt		1,800.6	355.5	0.0
PPL Delivery Financing
Property, Plant and Equipment [Line Items]
Number of jack-up rigs secured by mortgage | rig	8
Rig Related Equipment
Property, Plant and Equipment [Line Items]
Proceeds from sale of fixed assets		0.6	0.7	1.3
Book value on disposal		0.0	0.0	0.0
(Loss)/gain on disposal		$ 0.6	0.7	1.3
Gyme
Property, Plant and Equipment [Line Items]
Proceeds from sale of fixed assets			119.5
Book value on disposal			119.7
(Loss)/gain on disposal			(0.2)
Repayments of debt			87.0
Repayments of accrued interest			33.0
Newbuildings
Property, Plant and Equipment [Line Items]
Proceeds from sale of fixed assets			11.3
Book value on disposal			7.6
(Loss)/gain on disposal			$ 3.7
Balder
Property, Plant and Equipment [Line Items]
Proceeds from sale of fixed assets				4.4	$ 3.0
Book value on disposal				4.5
(Loss)/gain on disposal				$ (0.1)